SHARE-BASED COMPENSATION - Weighted Average Assumptions (Details) (USD $)	9 Months Ended	12 Months Ended		4 Months Ended
	Sep. 07, 2012	Dec. 26, 2014	Dec. 27, 2013	Dec. 28, 2012
Stock Options | Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	43.50%
Expected dividends	0.00%
Risk-free interest rate	0.80%
Expected life (in years)	5 years
Stock Option Plan 2012 | Time-Based Awards | Successor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 311.00	$ 255.00
Expected volatility		48.30%	48.60%
Expected dividends		0.00%	0.00%
Risk-free interest rate		2.20%	1.40%
Expected life (in years)		6 years 6 months	6 years 6 months
Stock Option Plan 2012 | Performance-Based Awards | Successor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 311.00	$ 255.00
Expected volatility		48.20%	49.10%
Expected dividends		0.00%	0.00%
Risk-free interest rate		2.10%	1.40%
Expected life (in years)		6 years 3 months 26 days	6 years 2 months 12 days
Stock Option Plan 2012 | Stock Options | Successor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price				$ 255.00
Expected volatility				49.20%
Expected dividends				0.00%
Risk-free interest rate				0.90%
Expected life (in years)				6 years 3 months 18 days